TAXATION (Tables)	12 Months Ended
Dec. 31, 2013
Taxation
Schedule of income tax benefit/(expense)
	Years ended December 31
	2011	2012	2013
Current income tax benefit/(expense)	388	(339)	(115)
Deferred income tax benefit/(expense)	473	129	(577)
Income tax benefit/(expense)	861	(210)	(692)

Schedule of (loss)/income before income taxes

	Years ended December 31
	2011	2012	2013
Loss arising from China operations	(24,005)	(936)	(6,926)
Loss arising from non-China operations	(256)	(2,914)	(2,503)
- U.S.	45	30	15
- Hong Kong	2,259	(513)	511
- Cayman	(2,560)	(2,431)	(3,029)

Loss before income taxes and share of loss of an unconsolidated affiliate	(24,261)	(3,850)	(9,429)

Schedule of reconciliation between the PRC statutory income tax rate and the effective tax rate

	Years ended December 31
	2011	2012	2013
Statutory tax rate	25%	25%	25%
Effect of foreign tax rates differential	(3)%	(16)%	(8)%
Deferred tax rate differential	6%	4%	(1)%
Non-deductible expenses	(1)%	(30)%	(36)%
Change in valuation allowance	(29)%	14%	18%
Effect of elimination of unrealized intra-entity profits	—	—	(5)%
Income tax in respect of prior years	6%	—	—
Others	—	(2)%	—
Effective income tax rate	4%	(5)%	(7)%

Schedule of significant components of deferred tax assets and liabilities

	As of December 31
	2012	2013
Deferred tax assets
Provision for doubtful accounts and slow-moving inventories	980	1,364
Accrued expenses, payroll and others	482	750
Difference in tax basis from ViSS acquisition	881	695
Difference in research and development expenses capitalization	3,133	3,229
Operating loss carry-forwards	6,380	3,660
Others	1,906	1,902
Total deferred tax assets	13,762	11,600
Valuation allowance	(13,175)	(11,600)
Deferred tax assets, net of valuation allowance	587	—

Deferred tax liabilities
Differences in tax basis for property equipment and software, non-current	23	14
Total deferred tax liabilities	23	14

Classification on the consolidated balance sheets
Deferred tax assets — current	418	—
Deferred tax assets — non-current	169	—
Deferred tax liabilities — non-current	23	14

Schedule of changes in unrecognized tax benefits
As of December 31
2013
Beginning balance	—
Additions based on tax position of the current year	1,688
Ending balance	1,688